LOSS PER SHARE	6 Months Ended
Jun. 30, 2015
LOSS PER SHARE
(15)	LOSS PER SHARE

The computation of basic and diluted loss per share is as follows:

	Six-month periods ended June 30,
	2014	2015
Numerator used in basic loss per share
Net loss attributable to LDK Solar CO., Ltd. shareholders	(240,690)	(141,167)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic loss per share	194,793,445	242,264,102

Loss per share – basic	(1.24)	(0.58)

Loss per share – diluted	(1.24)	(0.58)